Annual Fund Operating Expenses - Class C and R6 Shares - Federated Hermes SDG Engagement Equity Fund	Dec. 31, 2020
C
Operating Expenses:
Management Fee	0.75%
Distribution (12b-1) Fee	0.75%
Other Expenses	1.47%	[1]
Total Annual Fund Operating Expenses	2.97%
Fee Waivers and/or Expense Reimbursements	(1.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.94%
R6
Operating Expenses:
Management Fee	0.75%
Distribution (12b-1) Fee	none
Other Expenses	1.12%	[1]
Total Annual Fund Operating Expenses	1.87%
Fee Waivers and/or Expense Reimbursements	(0.94%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s C class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 1.94% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.